Deficit Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
shares outstanding	82,556,847	82,556,847
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Forgiveness of Note Receivable from Parent	$ 0	$ 0	$ 24
Non-cash distribution declared to parent	$ 0	0	208
Aggregate balance of MSC Holdings LLC PIK Facility		247	247
Notes Receivable From Parent [Member]
Class of Stock [Line Items]
Forgiveness of Note Receivable from Parent		$ 24	24
Non-cash distribution declared to parent			$ 0